Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

6.	Property and Equipment

Property and equipment consists of the following at June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
Furniture and fixtures	$165,676	$70,140
Leasehold improvements	18,266	8,607
Vehicles	39,000	38,831
Construction in progress	81,004	34,603
Total cost	303,946	152,181
Less accumulated depreciation	(53,695)	(52,965)
Property and equipment - net	$250,251	$99,216

Depreciation expense totaled $14,563 and $11,047 for the six months ended June 30, 2017 and 2016, respectively.

5.	Property and Equipment

Property and equipment consists of the following at December 31:

	2016	2015
Furniture and fixtures	$70,140	$64,288
Leasehold improvements	8,607	8,607
Vehicles	38,831	38,831
Construction In Progress	34,603	31,253
Total cost	152,181	142,979
Less accumulated depreciation and amortization	(52,965)	(30,974)
Total property and equipment, net	$99,216	$112,005

Depreciation and amortization expense totaled $21,991 and $19,277 for the years ended December 31, 2016 and 2015, respectively.